Fees Summary	Jun. 25, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,876,250.00
Total Fee Amount	397.21
Total Offset Amount	0.00
Net Fee	$ 397.21
Offering Table N/A
Offset Table N/A	N/A